Related party transactions	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
Global Blue Group Holding AG is a publicly listed company, where the largest shareholders are funds managed by Silver Lake Partners and Partners Group. During the financial year, there were no transactions with related parties other than disclosed below.
Remuneration to key management personnel
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the required categories.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2024	2023	2022
Short-term employee benefits	8,884	5,592	4,748
Post-employment benefits	712	608	519
Share based payment transactions	4,105	4,380	4,712
Total	13,701	10,580	9,979
Purchase of services from related parties
The directors fee relates to remuneration of the Non-Executive Directors for Global Blue Group Holding AG.

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2024	2023	2022
Directors fee	346	245	255
Total	346	245	255

(EUR thousand)		As of March 31
Liabilities to related parties	Note	2024	2023
Liabilities to key management personnel:
Post employment benefit liability		390	196
Liabilities to shareholders:
Loans and borrowings	26	—	61,324
Warrants liabilities		267	3,911
Closing balance for the year		657	65,431
Warrants
As of March 31, 2024, Silver Lake and Affiliates, Partners Group and Affiliates, and GB key management personnel held 9,766,667 warrants for a total value of EUR0.3 million (EUR4.1 million as of March 31, 2023).